Employee Benefit Arrangements - Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increasse, Effect on the aggregate of service and interest cost components	$ 0.1
One Percentage Point Decrease, Effect on the aggregate of service and interest cost components	(0.1)
One Percentage Point Increasse, Effect on accumulated postretirement benefit obligation	2.4
One Percentage Point Decrease, Effect on accumulated postretirement benefit obligation	$ (2.1)
Health care cost trend rate, for next fiscal year	7.50%
Health care cost trend rate, decrease to percentage	6.00%
Health care cost trend rate, period over which rate equals ultimate trend rate	5 years
Health care cost trend rate, ultimate trend	5.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation	4.05%	4.75%
Rate of compensation increase, benefit obligation	4.00%	4.00%
Discount rate, net benefit cost	4.59%	5.50%	6.00%
Rate of compensation increase, net benefit cost	4.00%	4.00%	3.00%
Expected rate of return on plan assets, net benefit cost	7.50%	7.50%	8.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation	4.05%	4.75%
Discount rate, net benefit cost	4.75%	5.50%	6.00%